Other Income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income [Abstract]
Schedule of Other Income
	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Interest income	52,991	55,832	43,143
Government grants	3,596	7,595	5,869
Total other income	56,587	63,427	49,012